Investment Strategy	Dec. 31, 2025
MML Focused Equity Fund
Prospectus [Line Items]
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stocks, real estate investment trusts (“REITs”), rights, and warrants. The Fund primarily invests in the common stocks of U.S. companies in the S&P 500 Index (the “Index”). The Fund may also invest in securities not included within the Index, including foreign securities known as depositary receipts. As of June 30, 2026, the market capitalization range of companies included in the Index was $6.12 billion to $4.74 trillion. Sector by sector, the Fund’s weightings are similar to those of the Index. Within each sector, the Fund’s subadviser, J.P. Morgan Investment Management Inc. (“J.P. Morgan”), modestly overweights equity securities that it considers undervalued or fairly valued while modestly underweighting or not holding equity securities that appear overvalued. By owning a large number of equity securities within the Index, with an emphasis on those that appear undervalued or fairly valued, the Fund seeks returns that modestly exceed those of the Index over the long term with a modest level of volatility as compared to the Index.
The Fund may use derivatives as substitutes for investments in certain securities. The Fund may use derivatives, primarily futures contracts, to gain exposure to the Index or certain securities in the Index, or to more effectively gain targeted equity exposure from its cash positions. To the extent the Fund invests in index futures with exposure to securities in the Index, it may have the effect of increasing the Fund’s exposure to a relatively small number of securities. Use of derivatives by the Fund may create investment leverage.
In managing the investments of the Fund, J.P. Morgan employs a three-step process that combines research, valuation, and stock selection. J.P. Morgan takes an in-depth look at company prospects, which is designed to provide insight into a company’s real growth potential. The research findings allow J.P. Morgan to rank the companies in each sector group according to their relative values.
J.P. Morgan buys and sells equity securities, using the research and valuation rankings as a basis. Along with attractive valuation, J.P. Morgan often considers a number of other criteria:
•	catalysts that could trigger a rise in a stock’s price;
•	impact on the overall risk of the portfolio relative to the Index;
•	high perceived potential reward compared to perceived potential risk; and
•	possible temporary mispricings caused by apparent market overreactions.
J.P. Morgan may sell a security as its valuation or ranking changes or if more attractive investments become available.

MML Foreign Fund
Prospectus [Line Items]
Strategy Narrative [Text Block]
The Fund invests mainly in common stocks of large- and mid-sized companies located outside of the United States, with a focus on value stocks. Value stocks are those that the Fund’s subadviser, Putnam Investment Management, LLC (“Putnam”), believes are undervalued by the market. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investments of issuers located outside of the United States, including those in emerging markets. The Fund invests mainly in issuers located in developed markets, but may also invest in issuers located in emerging markets. The Fund may invest in depositary receipts. The Fund may at times have significant exposure to one or more countries, industries, or sectors. The Fund may hold a portion of its assets in cash or cash equivalents.
The Fund may use derivatives, such as certain foreign currency transactions, futures, options, warrants, and swap contracts, for both hedging and non-hedging purposes. For example, Putnam typically uses foreign currency forward contracts in connection with the Fund’s investments in foreign securities to hedge the Fund's currency exposure. Use of derivatives by the Fund may create investment leverage.
In selecting investments for the Fund to buy or sell, Putnam may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows, and dividends.